As filed with the Securities and Exchange Commission on October 15, 2018

Registration Nos. 333-22375

and 811-3199

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 134

ZALICO VARIABLE ANNUITY

SEPARATE ACCOUNT

(formerly KILICO VARIABLE ANNUITY SEPARATE ACCOUNT)

(Exact Name of Registrant)

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly KEMPER INVESTORS LIFE INSURANCE COMPANY)

(Name of Depositor)

1299 Zurich Way, Schaumburg, Illinois 60196

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(425) 577-5100

Name and Address of Agent for Service: Juanita M. Thomas, Esq. 4962 Cross Pointe Drive Oldsmar, FL 34677	Copy to: Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, N.W., Suite 400 East Washington, DC 20007-5208

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On October 15, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Units of interest in a separate account under individual and group variable, fixed and market value adjusted deferred annuity contracts.

Explanatory Note

The purpose of this filing is to amend Form N-4 Registration Statement (File Nos. 333-22375 and 811-3199) (“Registration Statement”) to include certain information relating to a new variable option and the portfolio in which it invests. It is not intended to amend or delete any part of the Registration Statement, including Parts A, B, and C thereof which have been previously filed, except as specifically noted herein.

Supplement, dated October 15, 2018

to

Prospectus, dated May 1, 2018

for the

Scudder DestinationsSM Annuity

issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

This Supplement updates certain information in your Scudder DestinationsSM Annuity contract (“Contract”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. For convenience, this Supplement uses the same definitions as the Prospectus, except as otherwise noted.

New Variable Option

Effective November 16, 2018, the Janus Henderson Forty Subaccount will be available as a variable option under the Contract. The Janus Henderson Forty Subaccount invests solely in Institutional Shares of Janus Henderson Forty Portfolio (“Portfolio”), a series of Janus Aspen Series (the “Trust”).

Investment Adviser: Janus Capital Management LLC serves as investment adviser to the Portfolio.

Investment Objective: Janus Henderson Forty Portfolio seeks long-term growth of capital.

The Portfolio may not achieve its stated objective. More detailed information, including a description of risks, fees, and expenses involved in investing in the Portfolio, appears in the Portfolio’s prospectus and summary prospectus, which are available upon request by calling toll-free: 1-888-882-3751. You should read the Portfolio prospectus and summary prospectus carefully before investing.

CONTACT INFORMATION

Please call us toll -free at 1-888-882-3751 if you have any question concerning the foregoing. Representatives at our Service Center are available to assist you Monday through Friday between 8:30 a.m. and 6:00 p.m. Eastern time.

Part C – OTHER INFORMATION

Part C remains the same except as updated below.

Item 27. Number of Contract Owners

At September 30, 2018, the Registrant had approximately 4,218 qualified and 3,882 non-qualified Scudder Destinations/ Farmers VA I Contract Owners.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 30 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on October 15, 2018.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Patrick J. Carty	/s/ Richard Grilli
	Patrick J. Carty, Vice President,	By: Richard W. Grilli, Senior Vice President
	General Counsel and Corporate	and Chief Operating Officer
	Secretary	(Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Patrick J. Carty	/s/ Richard Grilli
	Patrick J. Carty, Vice President,	By: Richard W. Grilli, Senior Vice President
	General Counsel and Corporate	and Chief Operating Officer
	Secretary	(Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

David J. Dietz*/	President, Chief Executive Officer and Director (Principal Executive Officer)

Andrea H. Selvaraja */	Vice President, Chief Financial Officer, and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Richard J. Hauser */	Chairman of the Board of Directors and Assistant Treasurer

Colleen Zitt */	Director and Controller

Signature	Title

Stuart C. Berman*/	Director

Robert Burne*/	Director

Ira J. Kleinman*/	Director

Louis W. Pietroluongo*/	Director

Debra Broek*/	Director

/s/ Richard Grilli Richard W. Grilli	* On October 15, 2018, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment

EXHIBIT INDEX

The following exhibits are filed herewith:

Exhibit Number	Title	Sequentially Numbered Pages

9	Opinion and Consent of Juanita M. Thomas, Esq.

15.4	Power of Attorney for Andrea H. Selvaraja